UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polar Securities Inc.
           --------------------------------------------------
Address:   372 Bay Street, 21st Floor
           --------------------------------------------------
           Toronto, Ontario M5H 2N9
           --------------------------------------------------
           Canada
           --------------------------------------------------

Form 13F File Number:      028-12489
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robyn Schultz
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     416-369-4453
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robyn Schultz          Toronto, Ontario Canada         11/15/10
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        146
                                               -------------

Form 13F Information Table Value Total:        $1,075,765
                                               -------------
                                                (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE


             COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------- ----------- --------- -------- ---- ----- ----------- ---------- --------------------
                                                          VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000) PRN  AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------

ACI WORLDWIDE INC             COM               004498101   6,981   311,811    SH       SOLE                  311,811

ACXIOM CORP                   COM               005125109   9,177   578,610    SH       SOLE                  578,610

AGILENT TECHNOLOGIES INC      COM               00846U101   12,687  380,200    SH       SOLE                  380,200

AGILENT TECHNOLOGIES INC      COM               00846U101   501     15,000     SH  PUT  SOLE                  15,000

AGNICO EAGLE MINES LTD        COM               008474108   707     9,950      SH       SOLE                  9,950

AGNICO EAGLE MINES LTD        COM               008474108   1,776   25,000     SH  PUT  SOLE                  25,000

AKAMAI TECHNOLOGIES INC       COM               00971T101   1,746   34,800     SH  PUT  SOLE                  34,800

ALLEGHENY TECHNOLOGIES INC    COM               01741R102   9,922   213,600    SH       SOLE                  213,600

ALLIANCE RES PARTNER L P      UT LTD PART       01877R108   519     8,900      SH       SOLE                  8,900

ALLIANCE RES PARTNER L P      UT LTD PART       01877R108   3,500   60,000     SH  PUT  SOLE                  60,000

ALLIANT TECHSYSTEMS INC       COM               018804104   1,885   25,000     SH  PUT  SOLE                  25,000

ALLIED HEALTHCARE INTL INC    COM               01923A109   188     75,000     SH       SOLE                  75,000

AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8   11,441  10,000,000 PRN      SOLE                  10,000,000

ARMOUR RESIDENTIAL REIT INC   *W EXP 11/07/201  042315119   24      305,800    SH       SOLE                  305,800

ART TECHNOLOGY GROUP INC      COM               04289L107   8,769   2,133,620  SH       SOLE                  2,133,620

BANK MONTREAL QUE             COM               063671101   271     4,700      SH  CALL SOLE                  4,700

BANK NOVA SCOTIA HALIFAX      COM               064149107   1,599   30,000     SH  CALL SOLE                  30,000

BANK OF AMERICA CORPORATION   COM               060505104   328     25,000     SH  CALL SOLE                  25,000

BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527   8,667   501,300    SH  PUT  SOLE                  501,300

BARRICK GOLD CORP             COM               067901108   14,199  304,700    SH       SOLE                  304,700

BCE INC                       COM NEW           05534B760   1,625   50,000     SH  PUT  SOLE                  50,000

BIO RAD LABS INC              CL A              090572207   6,553   72,402     SH       SOLE                  72,402

BLACKROCK INC                 DBCV 2.625% 2/1   09247XAB7   4,349   2,500,000  PRN      SOLE                  2,500,000

CARMAX INC                    COM               143130102   6,199   222,500    SH       SOLE                  222,500

CARNIVAL CORP                 PAIRED CTF        143658300   4,674   122,400    SH       SOLE                  122,400

CDN IMPERIAL BK OF COMMERCE   COM               136069101   6,302   87,000     SH  PUT  SOLE                  87,000

CELESTICA INC                 SUB VTG SHS       15101Q108   13,519  1,603,636  SH       SOLE                  1,603,636

CEPHALON INC                  NOTE 2.000% 6/0   156708AP4   15,585  11,000,000 PRN      SOLE                  11,000,000

CHEESECAKE FACTORY INC        COM               163072101   4,860   183,600    SH       SOLE                  183,600

CIMAREX ENERGY CO             COM               171798101   1,655   25,000     SH  PUT  SOLE                  25,000

CITIGROUP INC                 COM               172967101   82      21,000     SH  CALL SOLE                  21,000

CLARK HLDGS INC               *W EXP 02/15/201  18145M117   1       11,300     SH       SOLE                  11,300

COGNEX CORP                   COM               192422103   10,013  373,336    SH       SOLE                  373,336

COHERENT INC                  COM               192479103   6,170   154,200    SH       SOLE                  154,200

COMMUNITY HEALTH SYS INC NEW  COM               203668108   777     25,100     SH  PUT  SOLE                  25,100

COTT CORP QUE                 COM               22163N106   3,775   480,928    SH       SOLE                  480,928

COVIDIEN PLC                  SHS               G2554F105   6,145   152,900    SH       SOLE                  152,900

CROWN HOLDINGS INC            COM               228368106   367     12,800     SH       SOLE                  12,800

CROWN HOLDINGS INC            COM               228368106   2,150   75,000     SH  PUT  SOLE                  75,000

DARDEN RESTAURANTS INC        COM               237194105   6,417   150,000    SH       SOLE                  150,000

DENTSPLY INTL INC NEW         COM               249030107   14,166  443,100    SH       SOLE                  443,100

DIREXION SHS ETF TR           DLY EMRGMKT BULL  25459W300   1,073   31,000     SH  CALL SOLE                  31,000

DIREXION SHS ETF TR           DLY EMRGMKT BULL  25459W300   5,106   147,500    SH  PUT  SOLE                  147,500

E M C CORP MASS               COM               268648102   12,858  633,100    SH       SOLE                  633,100

ELDORADO GOLD CORP NEW        COM               284902103   7,642   413,301    SH       SOLE                  413,301

ENCANA CORP                   COM               292505104   2,249   74,400     SH  CALL SOLE                  74,400

ENTEGRIS INC                  COM               29362U104   7,332   1,570,111  SH       SOLE                  1,570,111

EQUIFAX INC                   COM               294429105   22,197  711,436    SH       SOLE                  711,436

EQUINIX INC                   NOTE 4.750% 6/1   29444UAH9   15,634  11,000,000 PRN      SOLE                  11,000,000

EXFO INC                      SUB VTG SHS       302046107   3,951   691,874    SH       SOLE                  691,874

FEI CO                        COM               30241L109   13,820  706,204    SH       SOLE                  706,204

FINISAR CORP                  NOTE 5.000%10/1   31787AAK7   6,279   3,250,000  PRN      SOLE                  3,250,000

FIRSTSERVICE CORP             SUB VTG SH        33761N109   5,986   248,158    SH       SOLE                  248,158

FORD MTR CO DEL               NOTE 4.250%11/1   345370CN8   17,902  12,000,000 PRN      SOLE                  12,000,000

FOSSIL INC                    COM               349882100   1,038   19,300     SH  PUT  SOLE                  19,300

GILDAN ACTIVEWEAR INC         COM               375916103   16,218  577,363    SH       SOLE                  577,363

GOLD RESV INC                 CL A              38068N108   544     425,133    SH       SOLE                  425,133

GOLDEN STAR RES LTD CDA       DBCV 4.000%11/3   38119TAC8   10,156  8,650,000  PRN      SOLE                  8,650,000

GOODRICH CORP                 COM               382388106   1,843   25,000     SH  PUT  SOLE                  25,000

GREEN MTN COFFEE ROASTERS IN  COM               393122106   4,130   132,400    SH  CALL SOLE                  132,400

GREEN MTN COFFEE ROASTERS IN  COM               393122106   3,119   100,000    SH  PUT  SOLE                  100,000

GROUPE CGI INC                CL A SUB VTG      39945C109   28,148  1,872,783  SH       SOLE                  1,872,783

HEARTLAND EXPRESS INC         COM               422347104   7,167   481,946    SH       SOLE                  481,946

HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0   42805TAA3   17,641  12,000,000 PRN      SOLE                  12,000,000

HUDSON HIGHLAND GROUP INC     COM               443792106   4,233   1,230,518  SH       SOLE                  1,230,518

HUNT J B TRANS SVCS INC       COM               445658107   6,066   174,800    SH       SOLE                  174,800

HURON CONSULTING GROUP INC    COM               447462102   7,903   359,400    SH       SOLE                  359,400

IAC INTERACTIVECORP           COM PAR $.001     44919P508   10,862  413,480    SH       SOLE                  413,480

IDEX CORP                     COM               45167R104   12,865  362,300    SH       SOLE                  362,300

IESI BFC LTD                  COM               44951D108   7,129   311,461    SH       SOLE                  311,461

ILLINOIS TOOL WKS INC         COM               452308109   9,827   209,000    SH       SOLE                  209,000

IMPERIAL OIL LTD              COM NEW           453038408   2,439   64,500     SH  CALL SOLE                  64,500

INTERMEC INC                  COM               458786100   8,736   712,583    SH       SOLE                  712,583

INTUITIVE SURGICAL INC        COM NEW           46120E602   426     1,500      SH  PUT  SOLE                  1,500

IRON MTN INC                  COM               462846106   6,639   297,200    SH       SOLE                  297,200

ISHARES TR                    RUSSELL 2000      464287655   33,750  500,000    SH  PUT  SOLE                  500,000

ISHARES TR                    MSCI EMERG MKT    464287234   851     19,000     SH       SOLE                  19,000

IVANHOE MINES LTD             COM               46579N103   9,072   387,544    SH       SOLE                  387,544

JDA SOFTWARE GROUP INC        COM               46612K108   7,727   304,702    SH       SOLE                  304,702

KINROSS GOLD CORP             COM NO PAR        496902404   68,117  3,527,933  SH       SOLE                  3,527,933

LAMAR ADVERTISING CO          CL A              512815101   6,529   205,200    SH       SOLE                  205,200

LIFE TECHNOLOGIES CORP        COM               53217V109   13,031  279,100    SH       SOLE                  279,100

MACYS INC                     COM               55616P104   7,076   306,600    SH       SOLE                  306,600

MANULIFE FINL CORP            COM               56501R106   3,044   241,000    SH  PUT  SOLE                  241,000

MDS INC                       COM               55269P302   5,664   560,767    SH       SOLE                  560,767

MGM RESORTS INTERNATIONAL     COM               552953101   9,872   875,200    SH       SOLE                  875,200

MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6   1,786   2,000,000  PRN      SOLE                  2,000,000

MINDSPEED TECHNOLOGIES INC    COM NEW           602682205   5,226   672,576    SH       SOLE                  672,576

MORTONS RESTAURANT GRP INC N  COM               619430101   2,903   593,709    SH       SOLE                  593,709

MUELLER INDS INC              COM               624756102   5,911   223,153    SH       SOLE                  223,153

NATIONAL OILWELL VARCO INC    COM               637071101   6,137   138,000    SH       SOLE                  138,000

NAVIGANT CONSULTING INC       COM               63935N107   6,074   522,258    SH       SOLE                  522,258

NETAPP INC                    NOTE 1.750% 6/0   64110DAB0   14,675  9,000,000  PRN      SOLE                  9,000,000

NEW YORK CMNTY BANCORP INC    COM               649445103   813     50,000     SH  PUT  SOLE                  50,000

NILE THERAPEUTICS INC         COM               654145101   189     300,000    SH       SOLE                  300,000

NILE THERAPEUTICS INC         *W EXP 99/99/999  654145119   21      90,000     SH       SOLE                  90,000

NOBLE CORPORATION BAAR        NAMEN-AKT         H5833N103   5,248   155,300    SH       SOLE                  155,300

OMEGA HEALTHCARE INVS INC     COM               681936100   382     17,000     SH       SOLE                  17,000

OWENS CORNING NEW             COM               690742101   1,538   60,000     SH  PUT  SOLE                  60,000

PALL CORP                     COM               696429307   6,737   161,800    SH       SOLE                  161,800

PEP BOYS MANNY MOE & JACK     COM               713278109   2,483   234,700    SH       SOLE                  234,700

PERKINELMER INC               COM               714046109   8,296   358,500    SH       SOLE                  358,500

PLUM CREEK TIMBER CO INC      COM               729251108   1,525   43,200     SH  PUT  SOLE                  43,200

POOL CORPORATION              COM               73278L105   5,158   257,000    SH       SOLE                  257,000

POWER ONE INC NEW             COM               73930R102   1,222   134,400    SH       SOLE                  134,400

REGENERX BIOPHARMACEUTICALS   COM               75886X108   126     400,000    SH       SOLE                  400,000

REPUBLIC SVCS INC             COM               760759100   9,606   315,047    SH       SOLE                  315,047

RESEARCH IN MOTION LTD        COM               760975102   12,992  266,832    SH       SOLE                  266,832

ROGERS COMMUNICATIONS INC     CL B              775109200   981     26,200     SH  CALL SOLE                  26,200

ROYAL BK CDA MONTREAL QUE     COM               780087102   3,649   70,000     SH  PUT  SOLE                  70,000

RUTHS HOSPITALITY GROUP INC   COM               783332109   2,908   725,200    SH       SOLE                  725,200

SALIX PHARMACEUTICALS INC     NOTE 2.750% 5/1   795435AC0   7,414   6,500,000  PRN      SOLE                  6,500,000

SAVIENT PHARMACEUTICALS INC   COM               80517Q100   4,574   200,000    SH       SOLE                  200,000

SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605   1,447   100,900    SH  CALL SOLE                  100,900

SIERRA WIRELESS INC           COM               826516106   4,493   433,234    SH       SOLE                  433,234

SILVER WHEATON CORP           COM               828336107   29,612  1,111,131  SH       SOLE                  1,111,131

SILVER WHEATON CORP           COM               828336107   1,333   50,000     SH  PUT  SOLE                  50,000

SINA CORP                     ORD               G81477104   8,057   159,300    SH       SOLE                  159,300

SIRONA DENTAL SYSTEMS INC     COM               82966C103   501     13,900     SH  PUT  SOLE                  13,900

SKYWORKS SOLUTIONS INC        COM               83088M102   1,240   60,000     SH  CALL SOLE                  60,000

SOUTHWEST AIRLS CO            COM               844741108   335     25,600     SH  PUT  SOLE                  25,600

SPDR S&P 500 ETF TR           TR UNIT           78462F103   119,837 1,050,000  SH  PUT  SOLE                  1,050,000

STANTEC INC                   COM               85472N109   7,059   267,293    SH       SOLE                  267,293

SUN LIFE FINL INC             COM               866796105   1,823   70,000     SH  CALL SOLE                  70,000

SUN LIFE FINL INC             COM               866796105   3,385   130,000    SH  PUT  SOLE                  130,000

SUNCOR ENERGY INC NEW         COM               867224107   2,093   64,300     SH  CALL SOLE                  64,300

SXC HEALTH SOLUTIONS CORP     COM               78505P100   22,353  590,172    SH       SOLE                  590,172

SYNOVUS FINL CORP             UNIT 99/99/9999   87161C204   8,370   360,000    SH       SOLE                  360,000

TEREX CORP NEW                COM               880779103   3,213   140,200    SH       SOLE                  140,200

THOMAS & BETTS CORP           COM               884315102   5,614   136,870    SH       SOLE                  136,870

TNS INC                       COM               872960109   339     20,000     SH       SOLE                  20,000

TOMOTHERAPY INC               COM               890088107   6,301   1,790,195  SH       SOLE                  1,790,195

TORONTO DOMINION BK ONT       COM NEW           891160509   1,445   20,000     SH       SOLE                  20,000

TORONTO DOMINION BK ONT       COM NEW           891160509   2,132   29,500     SH  CALL SOLE                  29,500

TYSON FOODS INC               CL A              902494103   801     50,000     SH  PUT  SOLE                  50,000

UNION PAC CORP                COM               907818108   10,593  129,500    SH       SOLE                  129,500

UNITED STATES OIL FUND LP     UNITS             91232N108   2,299   66,000     SH  CALL SOLE                  66,000

UNIVERSAL FST PRODS INC       COM               913543104   6,568   224,547    SH       SOLE                  224,547

VERISK ANALYTICS INC          CL A              92345Y106   3,641   130,000    SH       SOLE                  130,000

VERIZON COMMUNICATIONS INC    COM               92343V104   1,222   37,500     SH       SOLE                  37,500

VERIZON COMMUNICATIONS INC    COM               92343V104   2,444   75,000     SH  PUT  SOLE                  75,000

VIRGIN MEDIA INC              NOTE 6.500%11/1   92769LAB7   14,750  10,000,000 PRN      SOLE                  10,000,000

VOLTERRA SEMICONDUCTOR CORP   COM               928708106   4,488   208,532    SH       SOLE                  208,532

WESTERN UN CO                 COM               959802109   7,530   426,140    SH       SOLE                  426,140

WESTWAY GROUP INC             *W EXP 05/24/201  96169B118   58      530,000    SH       SOLE                  530,000

ZEBRA TECHNOLOGIES CORP       CL A              989207105   7,653   227,506    SH       SOLE                  227,506

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